Supplementary cash flow information - Non-cash operating and investing activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Operating activities
Accounts payable and accrued liabilities	$ 7,720	$ 18,707
Provisions	262	805
Non-cash operating activities	7,982	19,512
Investing activities
Purchase of PP&E	(16,732)	(18,162)
Additions, disposals/retirements, change in estimates and lease modifications of right-of-use assets	(101,180)	(104,467)
Additions to intangible assets	(1,127)	(1,350)
Non-cash investing activities	$ (119,039)	$ (123,979)